Segment Information (Details)	12 Months Ended
	Dec. 31, 2020 segment item	Dec. 31, 2019 item	Dec. 31, 2018 item
Segment Information
Number of reportable segments | segment	1
Number of time charters	12	12	12
Number of bareboat charters	4	4	4